Employee Benefit Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plan [Abstract]
Employees percentage			3.00%
Benefit plan cost			$ 367,796	$ 210,945
Employees’ gross salaries percentage	3.00%
Cost	$ 117,342	$ 78,190